Summary of Significant Accounting Policies - Summary Of Reconciliation Of The Shares Of Class A Common Stock (Detail) - GS Acquisition Holdings Corp II [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jul. 02, 2020
Gross proceeds				$ 0	$ 5,000
Less:
Proceeds allocated to public warrants			$ 19,587,038
Class A shares issuance costs	$ (375,000)	$ (225,739)	(613,245)
Plus:
Accretion of carrying value to redemption value			(60,750,262)
Class A common stock subject to possible redemption	$ 750,000,000		750,000,000	$ 0
Common Class A [Member]
Gross proceeds			750,000,000
Less:
Proceeds allocated to public warrants			(19,587,038)
Class A shares issuance costs			(41,163,224)
Plus:
Accretion of carrying value to redemption value			60,750,262
Class A common stock subject to possible redemption			$ 750,000,000			$ 750,000,000	$ 750,000,000